ACQUISITION OF ALTERNATIVE SOLUTIONS (Details)							3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 16, 2021 USD ($)	May 27, 2020 USD ($)	Aug. 14, 2019 USD ($)	Jun. 27, 2018 USD ($) shares	Feb. 28, 2018 USD ($) shares	Dec. 04, 2017 USD ($)	Feb. 28, 2021 USD ($)	Feb. 29, 2020 USD ($)	Feb. 28, 2021 USD ($)	Feb. 29, 2020 USD ($)	May 31, 2020 USD ($) $ / shares	May 31, 2019 USD ($)	Sep. 11, 2018 $ / shares	Jul. 24, 2018 $ / shares	May 31, 2018 USD ($)
ACQUISITION OF ALTERNATIVE SOLUTIONS (Details) [Line Items]
Payments to Acquire Businesses, Gross				$ 2,050,000
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions					10.00%
Debt Instrument, Face Amount											$ 4,000,000
Repayments of Notes Payable										$ 3,999,168	3,999,168	$ 1,060,000
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability	$ 106,195						$ 0	$ 0	$ 0	0	0	321,889
Payment for Contingent Consideration Liability, Operating Activities									850,000		850,000
Goodwill, Impairment Loss							0	0	0	0	25,185,003	0
Goodwill				25,742,899			557,896		557,896		$ 557,896	25,742,899
Share Price (in Dollars per share) | $ / shares											$ 0.06		$ 0.81	$ 0.70
Revenues							$ 4,544,082	$ 3,224,170	$ 13,232,840	$ 9,139,616	$ 11,917,629	8,459,048
Oasis LLCs [Member]
ACQUISITION OF ALTERNATIVE SOLUTIONS (Details) [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares) | shares					22,058,823
Taxes Paid by the Company [Member]
ACQUISITION OF ALTERNATIVE SOLUTIONS (Details) [Line Items]
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability	$ 41,805
Oasis Acquisition [Member]
ACQUISITION OF ALTERNATIVE SOLUTIONS (Details) [Line Items]
Number of Subsidiaries						3
Payments to Acquire Businesses, Gross				2,050,000	$ 6,200,000
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions					10.00%
Liabilities Assumed				$ 204,457	$ 204,457
Repayments of Notes Payable			$ 2,500,000
Debt Instrument, Increase (Decrease), Other, Net			$ (138,784)
Business Acquisition, Equity Interest Issued or Issuable, Description				The number of Purchase Price Shares was equal to 80% of the offering price of the Company’s common stock in its last equity offering, which price was $0.34 per share.
Business Combination, Contingent Consideration Arrangements, Change in Range of Outcomes, Contingent Consideration, Liability, Value, High				$ 1,000,000
Average Revenue, Maintained				20,000
Business Combination, Contingent Consideration, Liability												1,000,000			$ 678,111
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability												321,889
Payment for Contingent Consideration Liability, Operating Activities		$ 850,000
Escrow Deposit		$ 150,000
Business Combination, Consideration Transferred				27,975,650
Goodwill, Impairment Loss											25,185,003
Goodwill				25,742,899							$ 557,896	25,742,899
Share Price (in Dollars per share) | $ / shares											$ 0.06
Revenues											$ 11,917,629	$ 8,459,048
Oasis Acquisition [Member] | Oasis LLCs [Member]
ACQUISITION OF ALTERNATIVE SOLUTIONS (Details) [Line Items]
Payments to Acquire Businesses, Gross				$ 5,995,543
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners				90.00%
Debt Instrument, Face Amount				$ 4,000,000	4,000,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares) | shares				22,058,823
Oasis Acquisition [Member] | Deposit [Member]
ACQUISITION OF ALTERNATIVE SOLUTIONS (Details) [Line Items]
Payments to Acquire Businesses, Gross						$ 250,000
Oasis Acquisition [Member] | Additional Payments [Member]
ACQUISITION OF ALTERNATIVE SOLUTIONS (Details) [Line Items]
Payments to Acquire Businesses, Gross					$ 1,800,000	$ 1,800,000
Original Contemplated Transaction Payment [Member] | Oasis Acquisition [Member] | Oasis LLCs [Member]
ACQUISITION OF ALTERNATIVE SOLUTIONS (Details) [Line Items]
Payments to Acquire Businesses, Gross				$ 6,200,000